Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of changes in finance lease receivables [Table Text Block]
	March 31, 2023	March 31, 2022
Finance lease receivable, beginning of year	$3,395,739	$3,922,391
Investment recognized	-	1,150,360
Investment derecognized	-	(1,389,065)
Lease payments received	(695,825)	(511,000)
Interest income recognized	270,442	223,053

Finance lease receivable, end of year	$2,970,356	$3,395,739

Current portion of Finance Lease Receivable	$1,051,873	$443,880

Long Term Portion of Finance Lease Receivable	$1,918,483	$2,951,859

Disclosure of payments to received on finance lease receivables [Table Text Block]
31-Mar-23
Year 1	$1,296,605
Year 2	819,081
Year 3	326,595
Year 4	330,405
Year 5	309,000
Year 6	577,250
less: amount representing interest income	(688,581)
Finance Lease Receivable	$2,970,356
Current Portion of Finance Lease Receivable	$1,051,873
Long Term Portion of Finance Lease Receivable	$1,918,483
* Includes unguaranteed residual